Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	Cost $	Accumulated Depreciation $	December 31, 2013 Net Carrying Value $	December 31, 2012 Net Carrying Value $

Computer hardware	4,323	4,323	-	124
Equipment	21,182	21,182	-	3,204
Furniture and fixtures	23,653	2,761	20,892	-
Demonstration equipment	157,872	-	157,872	-
Computer software	392	392	-	-
Leasehold improvements	38,163	3,750	34,413	-
	245,585	32,408	213,177	3,328